Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Issuable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 6,386	$ 14,650,519		$ (16,999,295)	$ (2,342,390)
Balance, shares at Dec. 31, 2015	63,859,000
Fair value vested options		457,881			457,881
Fair value of common shares, warrants and beneficial conversion feature of issued notes	$ 24	33,067			33,091
Fair value of common shares, warrants and beneficial conversion feature of issued notes, shares	240,000
Fair value of warrants and conversion feature of debt extension		455,975			455,975
Stock repurchase	$ (831)	(165,395)			(166,226)
Stock repurchase, shares	(8,311,324)
Proceeds from sale of common stock	$ 3,133	1,540,917	(20,020)		1,524,030
Proceeds from sale of common stock, shares	31,335,556
Share based compensation - shares issued for vendor services	$ 638	726,201			726,839
Share based compensation - shares issued for vendor services, shares	6,388,334
Share based compensation - shares issued for BOD services	$ 115	116,567			116,682
Share based compensation - shares issued for BOD services, shares	1,150,000
Fair value of common stock issued upon conversion of debt
Common shares issued upon exercise of put option, shares
Common shares issued upon exercise of options, shares
Net loss				(4,274,105)	$ (4,274,105)
Balance at Dec. 31, 2016	$ 9,465	17,815,732	(20,020)	(21,273,400)	(3,468,223)
Balance, shares at Dec. 31, 2016	94,661,566
Fair value of common shares, warrants and beneficial conversion feature of issued notes	$ 5	154,345			154,350
Fair value of common shares, warrants and beneficial conversion feature of issued notes, shares	50,000
Proceeds from sale of common stock	$ 1,118	774,882	20,000		$ 796,000
Proceeds from sale of common stock, shares	11,182,143
Share based compensation - shares issued for vendor services, shares					765,000
Fair value vested options and warrants		445,085			$ 445,085
Fair value of common shares issued for services	$ 829	2,086,881	450		2,088,160
Fair value of common shares issued for services, shares	8,280,435
Fair value of common stock issued upon conversion Preferred Series A	$ 286	303,355			303,641
Fair value of common stock issued upon conversion Preferred Series A, shares	2,862,006
Fair value of common stock issued upon conversion of debt	$ 103	181,742			$ 181,845
Fair value of common stock issued upon conversion of debt, shares	1,026,195				1,026,195
Common shares issued upon exercise of put option	$ 66	49,934			$ 50,000
Common shares issued upon exercise of put option, shares	656,168
Fair value of shares of common stock issued to settle accounts payable	$ 40	55,960			$ 56,000
Fair value of shares of common stock issued to settle accounts payable, shares	400,000
Fair value of warrants issued to extinguish debt and accounts payable		870,658			$ 870,658
Common shares issued upon exercise of options, shares
Net loss				(7,266,553)	$ (7,266,553)
Balance at Dec. 31, 2017	$ 11,912	22,738,574	430	(28,539,953)	(5,789,037)
Balance, shares at Dec. 31, 2017	119,118,513
Fair value vested options		829,176			829,176
Stock repurchase	$ (70)	(19,930)			(20,000)
Stock repurchase, shares	(700,000)
Proceeds from sale of common stock	$ 1,746	2,976,754			$ 2,978,500
Proceeds from sale of common stock, shares	17,459,067				1,679,276
Fair value of common shares issued for services	$ 479	2,627,368	(430)		$ 2,627,417
Fair value of common shares issued for services, shares	4,790,181
Fair value of common stock issued upon conversion of debt	$ 738	2,276,561			2,277,299
Fair value of common stock issued upon conversion of debt, shares	7,383,006
Common shares issued upon exercise of put option	$ 305	999,695			1,000,000
Common shares issued upon exercise of put option, shares	3,048,105
Common shares issued upon exercise of warrants	$ 170	21,830			$ 22,000
Common shares issued upon exercise of warrants, shares	1,704,325				1,981,000
Common shares issued upon exercise of options	$ 49	34,084			$ 34,133
Common shares issued upon exercise of options, shares	487,620				1,981,000
Fair value of common stock issued upon conversion of accrued expenses	$ 41	582,292			$ 582,333
Fair value of common stock issued upon conversion of accrued expenses, shares	407,226
Net loss				(6,722,532)	(6,722,532)
Balance at Jun. 30, 2018	$ 15,370	$ 33,066,404		$ (35,262,485)	$ (2,180,711)
Balance, shares at Jun. 30, 2018	153,698,043